CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Debt securities	$ 3,762,978	$ 2,650,536
Financial assets	245,105,338	222,154,907
Financial liabilities	216,578,285	200,473,389
Derivative liabilities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial liabilities	811,305	298,665
Hedging derivative liabilities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial liabilities	195,539	13,464
Customer deposits
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial liabilities	164,359,451	154,885,224
Financial obligations
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial liabilities	51,211,990	45,276,036
Cash and cash equivalents
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	28,401,283	22,336,838
Trading assets
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	7,204,312	5,128,088
Debt securities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Debt securities	3,762,978
Financial assets		20,689,166
Equity financial instruments
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	2,672,648
Derivatives
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	768,686	328,392
Investment securities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	23,030,230	21,513,199
Investment equity securities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets		824,033
Loans
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	176,881,841
Loans and receivables
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets		166,372,776
Other Accounts Receivable
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	9,557,534	6,748,745
Hedging derivative assets
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	30,138	55,261
At fair value | Debt securities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets		2,650,536
At fair value | Investment securities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	20,057,614
At fair value | Other Accounts Receivable
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	2,488,414
At amortized cost | Equity financial instruments
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets		2,149,160
At amortized cost | Investment securities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	2,972,616
At amortized cost | Other Accounts Receivable
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	7,069,120
Amortized cost
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial liabilities	215,571,441	200,161,260
Amortized cost | Customer deposits
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial liabilities	164,359,451	154,885,224
Amortized cost | Financial obligations
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial liabilities	51,211,990	45,276,036
Mandatorily at FVTPL
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	9,754,120
Mandatorily at FVTPL | Trading assets
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	7,204,312
Mandatorily at FVTPL | Debt securities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Debt securities	3,762,978
Mandatorily at FVTPL | Equity financial instruments
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	2,672,648
Mandatorily at FVTPL | Derivatives
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	768,686
Mandatorily at FVTPL | Investment securities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	31,256
Mandatorily at FVTPL | Other Accounts Receivable
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	2,488,414
Mandatorily at FVTPL | Hedging derivative assets
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	30,138
Mandatorily at FVTPL | At fair value | Investment securities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	31,256
Mandatorily at FVTPL | At fair value | Other Accounts Receivable
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	2,488,414
Mandatorily at FVTPL | Mandatorily at FVTPL
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial liabilities	1,006,844
Mandatorily at FVTPL | Mandatorily at FVTPL | Derivative liabilities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial liabilities	811,305
Mandatorily at FVTPL | Mandatorily at FVTPL | Hedging derivative liabilities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial liabilities	195,539
Designated as at FVTPL
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets		2,337,872
Designated as at FVTPL | Other Accounts Receivable
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets		2,282,611
Designated as at FVTPL | Hedging derivative assets
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets		55,261
Designated as at FVTPL | Designated as at FVTPL
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial liabilities		13,464
Designated as at FVTPL | Designated as at FVTPL | Hedging derivative liabilities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial liabilities		13,464
Financial assets measured at fair value through other comprehensive income, category [member]
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	18,935,757
Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	18,935,757
Financial assets measured at fair value through other comprehensive income, category [member] | At fair value | Investment securities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	18,935,757
Investments in equity instruments designated at fair value through other comprehensive income [member]
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	1,090,601
Investments in equity instruments designated at fair value through other comprehensive income [member] | Investment securities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	1,090,601
Investments in equity instruments designated at fair value through other comprehensive income [member] | At fair value | Investment securities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	1,090,601
Financial assets at amortised cost, category [member]
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	215,324,860	26,802,972
Financial liabilities		200,161,260
Financial assets at amortised cost, category [member] | Financial obligations
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial liabilities		45,276,036
Financial assets at amortised cost, category [member] | Cash and cash equivalents
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	28,401,283	22,336,838
Financial assets at amortised cost, category [member] | Debt securities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	2,972,616
Financial assets at amortised cost, category [member] | Investment securities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	2,972,616
Financial assets at amortised cost, category [member] | Loans
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	176,881,841
Financial assets at amortised cost, category [member] | Other Accounts Receivable
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	7,069,120	4,466,134
Financial assets at amortised cost, category [member] | At amortized cost | Investment securities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	2,972,616
Financial assets at amortised cost, category [member] | At amortized cost | Other Accounts Receivable
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	7,069,120
Financial assets at amortised cost, category [member] | Amortized cost
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial liabilities	215,571,441
Financial assets at amortised cost, category [member] | Amortized cost | Customer deposits
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial liabilities	164,359,451	154,885,224
Financial assets at amortised cost, category [member] | Amortized cost | Financial obligations
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial liabilities	51,211,990
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets		5,128,088
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Trading assets
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets		5,128,088
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debt securities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets	$ 3,762,978	2,650,536
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Derivatives
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets		328,392
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | At fair value | Debt securities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets		2,650,536
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | At amortized cost | Equity financial instruments
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets		2,149,160
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Trading
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial liabilities		298,665
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Trading | Derivative liabilities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial liabilities		298,665
Held-to-maturity investments, category [member]
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets		2,899,039
Held-to-maturity investments, category [member] | Debt securities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets		2,899,039
Held-to-maturity investments, category [member] | Investment securities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets		2,899,039
Loan and other accounts receivable
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets		166,372,776
Loan and other accounts receivable | Loans and receivables
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets		166,372,776
Financial assets available-for-sale, category [member]
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets		18,614,160
Financial assets available-for-sale, category [member] | Debt securities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets		17,790,127
Financial assets available-for-sale, category [member] | Investment securities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets		18,614,160
Financial assets available-for-sale, category [member] | Investment equity securities
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Financial assets		$ 824,033